Balance Sheet - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Current Assets:
Cash				$ 74,514		$ 179,237
Short-term investment				62,076		148,310
Amounts due from related parties				154,235		146,245
Prepaid expenses				155,282		101,649
Total Current Assets				446,107		575,441
Non-current assets
Right-of-use assets, net				75,687		27,023
Property, plant and equipment				746		2,829
Intangible asset, net				859		969
Other noncurrent assets				865		844
Deferred offering costs				335,509		225,032
Total non-current assets				413,666		256,697
TOTAL ASSETS				859,773		832,138
Current Liabilities:
Accounts payable			5,984	41,592		40,593
Salary and welfare payable				26,599		26,779
Other payable				1
Lease liabilities, current				40,106		22,087
Total Current Liabilities			5,984	3,356,493		2,701,505
Lease liabilities, noncurrent				26,277
TOTAL LIABILITIES			5,984	3,382,770		2,701,505
Commitments and contingencies
Shareholders’ Deficit:
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 2,063,000 and 2,063,000 shares issued and outstanding (excluding 5,031,633 and 6,900,000 shares, subject to possible redemption as of March 31, 2025 and December 31, 2024, respectively)			0	13,727		13,727
Additional paid-in capital			(0)	11,074,192		11,074,192
Subscription receivables				(2,939,179)		(2,969,955)
Accumulated other comprehensive loss				(220,253)		(165,023)
Accumulated Deficit			(5,984)	(10,451,484)		(9,822,308)
Total Shareholders’ Deficit			(5,984)	(2,522,997)		(1,869,367)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT				859,773		832,138
DT Cloud Acquisition Corporation [Member]
Current Assets:
Cash	$ 1	$ 152,021			$ 69,818
Cash in escrow					425,000
Prepaid expenses	68,862	16,830			8,446
Total Current Assets	68,863	168,851			503,264
Non-current assets
Deferred offering costs					85,000
Cash and Investments held in trust account	53,622,021	72,345,071
TOTAL ASSETS	53,690,884	72,513,922			588,264
Current Liabilities:
Other payable	300,000
Accrued liabilities	210,513	168,060			24,247
Total Current Liabilities	844,041	297,819			731,861
Deferred Underwriting Compensation	1,725,000	1,725,000
TOTAL LIABILITIES	2,569,041	2,022,819			731,861
Commitments and contingencies
Ordinary shares subject to possible redemption, 5,031,633 and 6,900,000 shares issued and outstanding at redemption value of $10.66 and $10.48 as of March 31, 2025 and December 31, 2024, respectively	53,622,021	72,345,071
Shareholders’ Deficit:
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 2,063,000 and 2,063,000 shares issued and outstanding (excluding 5,031,633 and 6,900,000 shares, subject to possible redemption as of March 31, 2025 and December 31, 2024, respectively)	206	206			173
Additional paid-in capital					24,827
Accumulated Deficit	(2,500,384)	(1,854,174)			(168,597)
Total Shareholders’ Deficit	(2,500,178)	(1,853,968)			(143,597)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	53,690,884	72,513,922			588,264
Related Party [Member]
Current Liabilities:
Due to related party				$ 3,248,195		$ 2,612,046
Related Party [Member] | DT Cloud Acquisition Corporation [Member]
Current Liabilities:
Due to related party	$ 333,528	129,759			490,000
Promissory note – related party					$ 217,614